Significant Accounting Policies (Details) - Schedule of estimated useful lives of the assets	6 Months Ended
Dec. 31, 2022
Buildings and improvements [Member]
Significant Accounting Policies (Details) - Schedule of estimated useful lives of the assets [Line Items]
Useful Lives	20 years
Office and electronic equipment [Member] | Minimum [Member]
Significant Accounting Policies (Details) - Schedule of estimated useful lives of the assets [Line Items]
Useful Lives	3 years
Office and electronic equipment [Member] | Maximum [Member]
Significant Accounting Policies (Details) - Schedule of estimated useful lives of the assets [Line Items]
Useful Lives	5 years
Motor vehicles [Member] | Minimum [Member]
Significant Accounting Policies (Details) - Schedule of estimated useful lives of the assets [Line Items]
Useful Lives	4 years
Motor vehicles [Member] | Maximum [Member]
Significant Accounting Policies (Details) - Schedule of estimated useful lives of the assets [Line Items]
Useful Lives	10 years
Machinery [Member] | Minimum [Member]
Significant Accounting Policies (Details) - Schedule of estimated useful lives of the assets [Line Items]
Useful Lives	5 years
Machinery [Member] | Maximum [Member]
Significant Accounting Policies (Details) - Schedule of estimated useful lives of the assets [Line Items]
Useful Lives	10 years